Operating segments - Information about products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information about products
Revenues	$ 543,371	$ 476,065	$ 413,135
Sparkling water makers and exchangeable CO2 cylinders
Information about products
Revenues	212,293	170,790	131,749
Consumables
Information about products
Revenues	323,449	297,011	272,276
Other
Information about products
Revenues	$ 7,629	$ 8,264	$ 9,110